Share and Unit Information - Additional Information (Detail) (USD $)	3 Months Ended				3 Months Ended		3 Months Ended			3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Mar. 02, 2012	Mar. 31, 2013 At The Market ATM Programs [Member]	Aug. 26, 2010 At The Market ATM Programs [Member]	Mar. 31, 2013 At Market A T M Programs [Member]	Mar. 31, 2013 Noncontrolling Interest [Member]	Mar. 31, 2012 Noncontrolling Interest [Member]	Mar. 31, 2013 Maximum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]	Mar. 31, 2013 Minimum [Member] Dividend And Distribution Reinvestment And Share Purchase Plan [Member]
Stockholders Equity Note [Line Items]
Limited Partners' Capital Account	$ 30,836,000		$ 30,993,000					$ 117,931,000	$ 129,750,507
Operating partnership units outstanding	41,796,045	40,390,861
General Partners' Capital Account, Units Outstanding	40,088,385	38,455,153	39,721,461
Redeemable Capital Shares Par Or Stated Value Per Share								$ 69.06	$ 67.03
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	95.90%	95.20%
Limited Partners' Capital Account, Units Outstanding	1,707,660	1,935,708	1,731,672
Agreement to sell common stock with financial service companies, shares					4,500,000	6,000,000
Common stock, shares issued					4,174,834		325,166
proceeds from issuance of common stock, net of applicable fees	120,100,000				22,000,000
Proceeds from Issuance of common stock	22,300,000	124,100,000
Optional Cash Investments In Common Stock										5,000	250
Common Stock, Shares Authorized										7,600,000
Common Stock Discount Rate										5.00%
Shares Sold On Underwritten Public Offering				1,955,000
Common stock issued, Dividend and Distribution Reinvestment and Share Purchase Program	141	120
Proceeds from Issuance of common stock, Dividend and Distribution Reinvestment and Share Purchase Program	$ 10,000	$ 0
Common stock acquired to satisfy tax withholding obligation that arose upon vesting of restricted stock granted	4,582	15,565